Related Party Balances and Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Schedule of SAFE note is Included in SAFE notes at Fair Value, Long Term in Condensed Consolidated Balance Sheets	The SAFE note is included in SAFE notes at fair value, long term in the Condensed Consolidated Balance Sheets.

	Fair Value at
	June 30, 2023	December 31, 2022
SAFE note with LamVen, a related party	$10,302	$5,403
SAFE note with LamJam, a related party	9,520	—
SAFE note with Park Lane, a related party	10,302	5,403

Total	$30,124	$10,806

Schedule of Term Notes Outstanding	As of June 30, 2023 and December 31, 2022, the term notes outstanding are as follows (
in thousands
):

	Carrying Value at
	June 30, 2023	December 31, 2022
Term notes with LamVen, a related party	$12,585	$4,500

Southern Airways Corporation
Related Party Transaction [Line Items]
Schedule of Related Party Dues or Receivables
The following table presents Company’s amounts due to related parties (
in thousands)
:

	June 30, 2023	December 31, 2022
Accounts payable	$53	$467
Other current liabilities (1)	175	158
Current maturities of long-term debt (2)	1,036	728
Short-term operating lease liabilities	1,526	1,772

Total current portion due to related parties	$2,790	$3,125

	June 30, 2023	December 31, 2022
Other liabilities (1)	$100	$100
Long-term operating lease liabilities	1,983	2,606
Long-term debt, net of current maturities (2)	5,496	3,511

Total due to related parties, net of current portion	$7,579	$6,217

(1)	Liability related to Makani Kai Acquisition and SkyWest Notes’ accrued interest
(2)	Notes Payable to SkyWest

The following table presents Company’s amounts due to (from) related parties as of December 31, 2022 and 2021: (
in thousands)

	December 31,
	2022	2021
Accounts payable (receivable) (1)	$467	$(56)
Other current liabilities (2)	158	373
Current maturities of long-term debt (3)	728	699
Short-term operating lease liabilities	1,772	—

Total current portion due to related parties	$3,125	$1,016

	December 31,
	2022	2021
Other liabilities (2)	$100	$450
Long-term operating lease liabilities	2,606	—
Long-term debt, net of current maturities (3)	3,511	4,239

Total due to related parties, net of current portion	$6,217	$4,689

(1)	Net amount of accounts receivable and accounts payable from/to various individuals

(2)	Liability related to Makani Kai Acquisition and SkyWest Note’s accrued interest
(3)	Note Payable to SkyWest